Oil And Gas Properties (Narrative) (FY) (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Oil And Gas Properties [Abstract]
Depletion expense	$ 279,000	$ 339,000	$ 637,000	$ 722,000